Property Plant and Equipment - Additional Information (Details) - CAD ($)		3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 28, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Capitalized salaries and benefits					$ 0	$ 600,000
Construction in progress						600,000
Interest associated with construction in progress					0	1,300,000
Depreciation, capitalized to biological assets and inventory					6,900,000	5,700,000
Asset impairment				$ 523,000	$ 79,191,000	$ 162,000
Alberta CGU
Disclosure Of Property Plant And Equipment [Line Items]
Impairment discount rate					25.00%
Estimated cash flow term					5 years
Asset impairment		$ 60,000,000
Increase impairment discount rate					1.00%
Increase of Impairment on Assets					$ 9,200,000
Rocky View Facility | Non-Binding Purchase Agreement
Disclosure Of Property Plant And Equipment [Line Items]
Fair value less costs of disposal and impairment	$ 5,000,000
Write down assets to recoverable amount	700,000
Recoverable amount reduced due to receiving utility deposits	$ 5,000,000
Kamloops Property | Merritt Facility
Disclosure Of Property Plant And Equipment [Line Items]
Investment of land and construction in progress in Merritt facility					10,000,000
Kamloops Property | Merritt Facility | B.C. Cash Generating Unit
Disclosure Of Property Plant And Equipment [Line Items]
Fair value less costs of disposal and impairment					5,700,000
Write down assets to recoverable amount					4,200,000
Recoverable amount reduced due to receiving utility deposits					2,900,000
Other Disposals of Assets | Cannabis
Disclosure Of Property Plant And Equipment [Line Items]
Proceeds from sales of non-core assets					$ 2,100,000
Sale of property closing date					Mar. 27, 2020